Prepaid Expenses and Other Current Assets, Net (Tables)	6 Months Ended
Jun. 30, 2025
Prepaid Expenses and Other Current Assets, Net [Abstract]
Schedule of Prepaid Expenses and Other Current Assets, Net

Prepaid expense and other current assets mainly consisted of the following:

	As of June 30, 2025 (Unaudited)	As of December 31, 2024
Deposits	$201,862	$165,495
Prepaid expenses	2,671,266	7,330
Advance to employee, non-interest bearing, payable upon demand	500,000	-
Other receivables	18,070,417	4,500
Total	$21,443,545	$177,325